CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash dividends declared per share/per ADS		$ 0.0887
ADS
Cash dividends declared per share/per ADS		$ 0.53
Class A ordinary shares
Cash dividends declared	¥ 93,281,652	$ 13,339,098	¥ 37,890,447	¥ 78,540,377
Class B ordinary shares
Cash dividends declared	¥ 61,488,472	$ 8,792,735	¥ 19,522,977	¥ 39,087,063